Leases - leased assets with recognized right of use (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	$ 1,125,536	$ 922,410
Additions	147,631	203,126
Modifications and disposal	12,244
Balance at the end	1,285,411	1,125,536	$ 922,410
Depreciation	(606,566)	(302,804)
Depreciation for the year	(307,757)	(302,804)
Currency translation effect	3,995
Total	(606,566)	(302,804)
Total right of use assets	678,845	822,732	0
Buildings
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	380,011	320,528
Additions	101,272	59,483
Modifications and disposal	(11,896)
Balance at the end	469,387	380,011	320,528
Depreciation	(153,987)	(97,736)
Depreciation for the year	(58,148)
Currency translation effect	1,897
Total	(153,987)	(97,736)
Machinery and equipment
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	447,179	370,410
Additions	39,020	76,769
Modifications and disposal	(38,775)
Balance at the end	447,424	447,179	370,410
Depreciation	(236,330)	(116,391)
Depreciation for the year	(119,740)
Currency translation effect	(199)
Total	(236,330)	(116,391)
Transportation equipment
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	283,332	219,132
Additions	4,767	64,200
Modifications and disposal	61,109
Balance at the end	349,208	283,332	219,132
Depreciation	(206,627)	(84,120)
Depreciation for the year	(126,211)
Currency translation effect	3,704
Total	(206,627)	(84,120)
Computer
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	15,014	12,340
Additions	2,572	2,674
Modifications and disposal	1,806
Balance at the end	19,392	15,014	$ 12,340
Depreciation	(9,622)	(4,557)
Depreciation for the year	(3,658)
Currency translation effect	(1,407)
Total	$ (9,622)	$ (4,557)